Leases - Schedule of Future Minimum Payments Under Non-cancellable Operating Leases (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021		$ 4,219	$ 2,914	[1]
2022		3,019	2,317	[1]
2023		515	1,439	[1]
2024	[1]		106
Total		$ 7,409	$ 6,776	[1]

[1]	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2021.